S-K 1602(a)(4) Forepart, Adjusted NTBV	Sep. 22, 2025 $ / shares
No Redemption [Member] | Over-allotment Option Not Exercised [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	$ 7.43
No Redemption [Member] | Over-allotment Option Exercised [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	7.44
Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	6.86
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	3.14
Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	6.88
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	3.12
Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	5.93
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	4.07
Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	5.94
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	4.06
Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	4.08
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	5.92
Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	4.1
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	5.9
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	(1.33)
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	11.33
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	(1.32)
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	$ 11.32